Accounting policies - Unobservable inputs used in measuring fair value (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial assets	$ 1,361,558	$ 1,285,120
Financial liabilities	1,259,588	$ 1,191,900
Cross Currency Swaps (CCS) | Level 3
Financial instruments
Financial assets	223
Red Compartida | Level 3
Financial instruments
Financial assets	427
Loans and advances to customers | Level 3
Financial instruments
Financial assets	$ 771
Forward Estimation | Interest rate swaps | Minimum
Financial instruments
Bid offer spread (as a percent)	0.02%
Forward Estimation | Interest rate swaps | Maximum
Financial instruments
Bid offer spread (as a percent)	0.06%
Forward Estimation | Interest rate swaps | Weighted average
Financial instruments
Bid offer spread (as a percent)	0.03%
Forward Estimation | CCS USD/MXN | Minimum
Financial instruments
Bid offer spread (as a percent)	0.03%
Forward Estimation | CCS USD/MXN | Maximum
Financial instruments
Bid offer spread (as a percent)	0.10%
Forward Estimation | CCS USD/MXN | Weighted average
Financial instruments
Bid offer spread (as a percent)	0.04%
Forward Estimation | CCS UDI/MXN | Minimum
Financial instruments
Bid offer spread (as a percent)	0.05%
Forward Estimation | CCS UDI/MXN | Maximum
Financial instruments
Bid offer spread (as a percent)	0.10%
Forward Estimation | CCS UDI/MXN | Weighted average
Financial instruments
Bid offer spread (as a percent)	0.10%
Black-Scholes model | Red Compartida | Minimum
Financial instruments
Long term Fx volatility (as a percent)	11.00%
Black-Scholes model | Red Compartida | Maximum
Financial instruments
Long term Fx volatility (as a percent)	17.00%
Black-Scholes model | Red Compartida | Weighted average
Financial instruments
Long term Fx volatility (as a percent)	14.70%
Estimation of credit default probabilities from credit spreads | Loans and advances to customers | Minimum
Financial instruments
Credit Spread (as a percent)	3.65
Estimation of credit default probabilities from credit spreads | Loans and advances to customers | Maximum
Financial instruments
Credit Spread (as a percent)	6.62
Estimation of credit default probabilities from credit spreads | Loans and advances to customers | Weighted average
Financial instruments
Credit Spread (as a percent)	3.86